Summary of Significant Accounting Policies - Summary of Estimated Economic Lives of Finite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Traffic Acquisition Agreement | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	1 year
Traffic Acquisition Agreement | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	2 years
Intellectual Property Rights | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	1 year
Intellectual Property Rights | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
Trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
Trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	22 years
User List
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	5 years
Online Literature | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	1 year
Online Literature | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
Domain Names | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
Domain Names | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	22 years
Others | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	2 years
Others | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	20 years
Published Mobile Games | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	2 years
Published Mobile Games | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	4 years
Technology
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	5 years